Deferred and current taxation - Deferred tax movement (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (income) recognised in profit or loss	€ 47.4	€ 161.5	€ 106.0
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (income) recognised in profit or loss	23.6	53.4	52.2
IFRS 15 transition adjustments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (income) recognised in profit or loss			7.1
Net operating losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (income) recognised in profit or loss	€ 23.8	108.0	€ 46.7
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (income) recognised in profit or loss		€ 0.1